Other current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets
The following table provides details related to Other current assets as of December 31, 2023 and 2022:

($ millions)	2023	2022
Current portion of long-term receivables from customers	116	102
Current portion of minimum lease payments from finance lease agreements	27	25
Current portion of long-term financial investments measured at FVPL	7	—
Prepaid expenses	112	107
VAT receivables	62	99
Other receivables, security deposits and current assets	101	77
Derivative financial instruments	2	8
Total other current assets	427	418